ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract With Customer Asset Net [Abstract]
Contract assets	¥ 186,536	¥ 48,154
Contract assets, net	¥ 186,536	¥ 48,154